Long Term Debt (Narratives) (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014		Apr. 30, 2013	Dec. 31, 2013		Jun. 30, 2014
Debt Instrument [Line Items]
Less unamortized discount paid on the 2019 Notes	$ 2,118,000
Total leverage ratio	5.95
Senior leverage ratio	3.00
Interest coverage ratio	2.50
Long-term debt, gross	1,038,796,000			1,050,425,000
Amount outstanding	39,000,000
Letters of credit outstanding	22,500,000
Remaining borrowing capacity	88,500,000
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized deferred loan costs			100,000
Deferred finance costs				700,000
Loan fees and other expenses				400,000
Amortization of financing costs				3,000,000
UUI and Unicom [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt percentage	2.40%
UUI and Unicom [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt percentage	4.50%
2021 Notes [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Stated percentage	6.75%
Earliest call date	Jun. 01, 2016
Maturity date	Jun. 01, 2021
Frequency of periodic payment	Semi-annual interest payments
Percentage of principal amount if default	25.00%
Closing costs	3,600,000
Long-term debt, gross	325,000,000	[1]		325,000,000	[1]
2021 Notes [Member] | Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Amount eligible for purchase	1,000
Percentage of principal amount	100.00%
2021 Notes [Member] | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Amount eligible for purchase	2,000
Percentage of principal amount	101.00%
2019 Notes [Member]
Debt Instrument [Line Items]
Less unamortized discount paid on the 2019 Notes	2,118,000			2,445,000
2019 Notes [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Stated percentage	8.63%
Maturity date	Nov. 15, 2019
Frequency of periodic payment	Semi-annual interest payments
Percentage of principal amount if default	25.00%
Closing costs	9,400,000
Long-term debt, gross	425,000,000	[2]		425,000,000	[2]
Debt percentage	9.09%
2019 Notes [Member] | Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Amount eligible for purchase	1,000
Percentage of principal amount	100.00%
2019 Notes [Member] | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Amount eligible for purchase	2,000
Percentage of principal amount	101.00%
Wells Fargo Note [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Deferred finance costs	100,000
Long-term debt, gross	9,767,000	[3]		0	[3]
Debt Instrument, face amount						10,000,000
Notes Payable to Banks [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	240,000,000.0
Notes Payable to Banks [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross	240,000,000
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000,000.0
London Interbank Offered Rate (LIBOR) [Member] | Wells Fargo Note [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Basis spread on variable rate						2.25%

[1]	We pay interest of 6.75% on notes that are due in 2021 ("2021 Notes"). The 2021 Notes are senior unsecured obligations which rank equally in right of payment with our existing and future senior unsecured debt, including our 2019 Notes, and senior in right of payment to all future subordinated indebtedness.
[2]	We pay interest of 8.63% on notes that are due in 2019 (?2019 Notes?). The 2019 Notes are senior unsecured obligations which rank equally in right of payment with the existing and future senior unsecured debt, including our 2021 Notes described previously, and senior in right of payment to all future subordinated indebtedness. The 2019 Notes are carried on our Consolidated Balance Sheets net of the unamortized portion of the discount, which is being amortized to Interest Expense over the term of the 2019 Notes using the effective interest method and an effective interest rate of 9.09%.
[3]	GCI Holdings, entered into a $10.0 million loan agreement with Wells Fargo Bank on June 30, 2014 to finance the purchase of a building. The note matures on July 15, 2029 and is due in monthly installments of principal and interest. The interest rate is variable at one month LIBOR plus 2.25%. The note is subject to similar affirmative and negative covenants as our Senior Credit Facility. The obligations under the note are secured by a security interest and lien on the purchased building. In connection with the note issuance, we paid loan fees of $0.1 million that were deferred and are being amortized over the life of the note.